Label	Element	Value
PACE® International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PACE® Select Advisors Trust July 31, 2019 Includes: – PACE® International Emerging Markets Equity Investments Effective August 1, 2019, the Prospectuses and SAI are hereby revised as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 57 of the Multi-Class Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2019, 1.70% for Class A and 1.45% for Class Y. Effective August 1, 2019, the expense caps are 1.65% for Class A and 1.40% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Class P Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2019, 1.45% for Class P. Effective August 1, 2019, the expense cap is 1.40% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2020
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.